UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_______

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III
(Exact name of registrant as specified in charter)
________

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: January 31, 2020

Item 1.   Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
MORTGAGE-BACKED SECURITIES — 35.0%
	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — 27.3%
FHLMC
5.500%, 06/01/41	$7,112	$7,990
4.500%, 05/01/48	316,739	335,709
4.000%, 08/01/44 to 09/01/48	495,939	521,444
3.500%, 08/01/30 to 08/01/49	2,215,074	2,319,635
2.500%, 10/01/31 to 12/01/49	294,505	299,840

FHLMC Multifamily Structured Pass-Through Certificates, Ser 1514, Cl A2
2.859%, 10/25/34	50,000	53,579

FHLMC Multifamily Structured Pass-Through Certificates, Ser K023, Cl X1, IO
1.365%, 08/25/22 (A)	1,527,739	41,187

FHLMC Multifamily Structured Pass-Through Certificates, Ser K735, Cl A2
2.862%, 05/25/26	75,000	79,490

FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/31	70,000	74,174

FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/27	205,000	216,895

FHLMC Whole Loan Securities Trust, Ser 2016-SC01, Cl 2A
3.500%, 07/25/46	156,822	161,362

FHLMC, Ser 2006-R006, Cl ZA
6.000%, 04/15/36	14,023	16,381

FHLMC, Ser 2010-3632, Cl PK
5.000%, 02/15/40	49,183	53,837

FHLMC, Ser 2012-271, Cl 30
3.000%, 08/15/42	84,255	87,754

FHLMC, Ser 2017-356, Cl 300
3.000%, 09/15/47	326,821	339,092

FNMA
6.000%, 09/01/39	1,350	1,554
5.500%, 04/01/36 to 07/01/40	243,990	278,247
5.000%, 02/01/31	36,104	38,759

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2020 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
4.500%, 04/01/35 to 08/01/48	$176,301	$191,120
4.000%, 06/01/42 to 09/01/49	1,706,178	1,803,342
3.500%, 07/01/30 to 08/01/47	452,577	475,329
3.130%, 07/01/25	55,113	58,129
3.040%, 01/01/28	165,000	177,456
3.000%, 12/01/31 to 01/01/50	1,997,666	2,059,785
2.550%, 07/01/26	117,156	120,544

FNMA Interest, Ser 2012-411, Cl A3
3.000%, 08/25/42	147,915	153,060

FNMA or FHLMC TBA
5.000%, 02/01/38	570,000	610,724
4.500%, 02/01/34	805,000	851,697
3.500%, 02/01/41	370,000	385,981
3.000%, 02/01/26	85,000	87,563

FNMA TBA
4.000%, 02/13/47	303,494	317,080
3.500%, 02/25/41	636,352	656,884
3.000%, 02/15/45	218,775	223,734

FNMA, Ser 2001-T4, Cl A1
7.500%, 07/25/41	2,201	2,591

FNMA, Ser 2005-24, Cl ZE
5.000%, 04/25/35	7,365	8,193

FNMA, Ser 2012-121, Cl TB
7.000%, 11/25/42	36,300	42,913

GNMA
5.500%, 07/20/43 to 09/20/43	8,907	9,895
5.310%, 05/20/60 (A)	483	510
4.570%, 12/20/66 (A)	154,215	171,699
4.503%, 01/20/67 (A)	68,845	76,856
4.500%, 03/15/42	100,941	110,217
4.232%, 06/20/62 (A)	1,874	1,905

GNMA, Ser 2010-H14, Cl BI, IO
1.404%, 07/20/60 (A)	9,386	142

GNMA, Ser 2017-H16, Cl PT
4.508%, 05/20/66 (A)	3,660	3,730
		13,528,008

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2020 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 7.7%
1345 Avenue of the Americas & Park Avenue Plaza Trust, Ser 2005-1, Cl A3
5.278%, 08/10/35 (B)	$25,000	$27,841

Banc of America Commercial Mortgage Trust, Ser 2017-BNK3, Cl AS
3.748%, 02/15/50	35,000	37,594

BANK, Ser BN23, Cl A3
2.920%, 12/15/52	150,000	159,190

Bayview Commercial Asset Trust, Ser 2004-3, Cl A1
2.216%, VAR ICE LIBOR USD 1 Month+0.555%, 01/25/35 (B)	81,371	80,944

BFLD, Ser 2019-DPLO, Cl A
2.766%, VAR ICE LIBOR USD 1 Month+1.090%, 10/15/34 (B)	100,000	100,000

BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
2.596%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/36 (B)	105,000	105,332

CG-CCRE Commercial Mortgage Trust, Ser 2014-FL2, Cl A
3.530%, VAR ICE LIBOR USD 1 Month+1.854%, 11/15/31 (B)	19,015	18,980

COMM Mortgage Trust, Ser 2013-LC6, Cl AM
3.282%, 01/10/46	35,000	36,144

COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/47	30,000	31,819

COMM Mortgage Trust, Ser 2020-CBM, Cl A2
2.896%, 11/13/39	145,000	149,345

COMM Mortgage Trust, Ser GC44, Cl A5
2.950%, 08/15/57	90,000	95,672

Commercial Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/47	45,000	48,350

Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl B
5.810%, 01/15/49 (A) (B)	165,000	166,342

CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A2
3.033%, 08/15/48	40,000	40,080

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2020 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/48	$125,000	$133,187

CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (B)	200,000	215,894

DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/34 (B)	200,000	213,837

DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl C
5.099%, 01/10/34 (A) (B)	100,000	106,407

Finance of America Structured Securities Trust, Ser 2018-HB1, Cl M2
4.087%, 09/25/28 (A) (B)	365,000	377,355

FREMF Mortgage Trust, Ser 2010-K8, Cl B
5.444%, 09/25/43 (A) (B)	65,000	65,459

FREMF Mortgage Trust, Ser 2013-K31, Cl C
3.744%, 07/25/46 (A) (B)	25,000	25,842

FRESB Mortgage Trust, Ser 2018-SB50, Cl A10F
3.350%, 04/25/28 (A)	84,724	90,536

FWD Securitization Trust, Ser 2019-INV1, Cl A1
2.810%, 06/25/49 (A) (B)	182,718	184,898

Galton Funding Mortgage Trust, Ser 2018-1, Cl A43
3.500%, 11/25/57 (A) (B)	40,809	41,042

GE Commercial Mortgage Series Trust, Ser 2007-C1, Cl AM
5.606%, 12/10/49 (A)	26,371	22,415

JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl B
4.347%, 11/15/47 (A)	10,000	10,705

JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl A3
3.597%, 03/15/50	50,000	52,935

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.881%, 01/05/31 (A) (B)	145,000	150,852

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl A2
2.936%, 11/15/46	17,092	17,077

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2020 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl C
5.099%, 02/15/47 (A)	$35,000	$37,884

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl C
4.492%, 05/15/48 (A)	25,000	26,178

Morgan Stanley Capital I Trust, Ser 2007-TOP27, Cl AJ
6.144%, 06/11/42 (A)	117,887	124,552

Morgan Stanley Capital I Trust, Ser 2011-C1, Cl C
5.554%, 09/15/47 (A) (B)	105,000	107,583

Morgan Stanley Dean Witter Capital I Trust, Ser 2001-TOP3, Cl E
7.905%, 07/15/33 (A) (B)	24,751	25,668

MortgageIT Trust, Ser 2005-1, Cl 1A1
2.301%, VAR ICE LIBOR USD 1 Month+0.640%, 02/25/35	4,447	4,422

MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/35 (A) (B)	50,000	52,086

OBX Trust, Ser 2018-1, Cl A2
2.311%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/57 (B)	42,851	42,755

OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/48 (A) (B)	226,022	227,554

Velocity Commercial Capital Loan Trust, Ser 2016-2, Cl AFL
3.461%, VAR ICE LIBOR USD 1 Month+1.800%, 10/25/46	12,059	12,085

VNDO Mortgage Trust, Ser 2012-6AVE, Cl C
3.448%, 11/15/30 (A) (B)	101,000	103,673

WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl C
4.471%, 03/15/48 (A)	50,000	52,424

WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl A2
2.927%, 03/15/46	221	223

WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/57 (A)	60,000	64,433

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2020 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

WinWater Mortgage Loan Trust, Ser 2015-5, Cl A5
3.500%, 08/20/45 (A) (B)	$142,539	$143,702

		3,831,296
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $16,943,374)		17,359,304

CORPORATE OBLIGATIONS — 34.6%

COMMUNICATION SERVICES — 4.3%
AT&T
6.500%, 09/01/37	160,000	221,946
6.000%, 11/15/34	20,000	25,286
4.300%, 02/15/30	105,000	118,764
Charter Communications Operating
6.384%, 10/23/35	100,000	130,562
4.908%, 07/23/25	200,000	224,277
Comcast
3.700%, 04/15/24	90,000	96,830
Cox Communications
4.800%, 02/01/35 (B)	100,000	116,539
Discovery Communications
5.000%, 09/20/37	95,000	110,224
Nokia
6.625%, 05/15/39	125,000	151,875
Sky
3.750%, 09/16/24 (B)	200,000	216,787
Sprint
7.875%, 09/15/23	75,000	79,679
Sprint Capital
8.750%, 03/15/32	100,000	110,750
Sprint Spectrum
3.360%, 09/20/21 (B)	87,500	88,211
Verizon Communications
5.250%, 03/16/37	60,000	77,957
4.016%, 12/03/29	91,000	103,437
ViacomCBS
6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/57	145,000	162,966
3.700%, 08/15/24	105,000	112,328
		2,148,418

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — 2.8%
Amazon.com
5.200%, 12/03/25	$70,000	$82,541
Enterprise Development Authority
12.000%, 07/15/24 (B)	100,000	114,667
Expedia Group
3.250%, 02/15/30 (B)	95,000	93,382
Ford Motor Credit
4.271%, 01/09/27	200,000	202,737
General Motors
4.875%, 10/02/23	175,000	189,705
General Motors Financial
3.450%, 04/10/22	25,000	25,617
Kohl's
5.550%, 07/17/45	95,000	102,114
Land O' Lakes
7.250%, 06/15/68 (B) (C)	65,000	61,588
6.000%, 11/15/22 (B)	60,000	63,600
NVR
3.950%, 09/15/22	65,000	68,284
QVC
4.750%, 02/15/27	80,000	80,738
4.375%, 03/15/23	80,000	82,881
Volkswagen Group of America Finance
2.700%, 09/26/22 (B)	200,000	203,362
		1,371,216

CONSUMER STAPLES — 2.3%
Altria Group
10.200%, 02/06/39	40,000	65,755
4.400%, 02/14/26	160,000	176,744
Anheuser-Busch InBev Worldwide
5.800%, 01/23/59	90,000	129,342
5.450%, 01/23/39	105,000	136,391
4.150%, 01/23/25	115,000	126,839
BAT Capital
3.215%, 09/06/26	150,000	154,802
Constellation Brands
4.400%, 11/15/25	45,000	50,251
Kraft Heinz Foods
4.875%, 02/15/25 (B)	147,000	150,857
3.750%, 04/01/30 (B)	75,000	79,394

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — continued
Reynolds American
8.125%, 05/01/40	$45,000	$61,927
6.875%, 05/01/20	30,000	30,363
		1,162,665

ENERGY — 5.8%
Cenovus Energy
6.750%, 11/15/39	90,000	113,283
4.250%, 04/15/27	175,000	186,767
Concho Resources
3.750%, 10/01/27	105,000	110,961
Devon Energy
7.875%, 09/30/31	55,000	79,047
Energy Transfer Operating
5.250%, 04/15/29	115,000	130,258
3.750%, 05/15/30	20,000	20,392
2.900%, 05/15/25	70,000	70,785
Eni
4.000%, 09/12/23 (B)	200,000	213,064
EnLink Midstream Partners
5.050%, 04/01/45	105,000	78,750
Enterprise Products Operating
4.200%, 01/31/50	155,000	166,937
EQM Midstream Partners
5.500%, 07/15/28	10,000	9,253
Hess
6.000%, 01/15/40	100,000	117,146
MPLX
4.800%, 02/15/29	65,000	72,225
National Oilwell Varco
3.600%, 12/01/29	40,000	40,153
2.600%, 12/01/22	41,000	41,641
Occidental Petroleum
6.450%, 09/15/36	40,000	50,406
3.500%, 08/15/29	60,000	61,899
2.900%, 08/15/24	95,000	97,041
2.700%, 08/15/22	60,000	60,930
Petroleos Mexicanos
5.950%, 01/28/31 (B)	95,000	96,401
Petroleos Mexicanos MTN
6.875%, 08/04/26	150,000	169,200
Rockies Express Pipeline
4.950%, 07/15/29 (B)	70,000	69,893

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Sabine Pass Liquefaction
5.750%, 05/15/24	$215,000	$242,109
Saudi Arabian Oil MTN
2.875%, 04/16/24 (B)	200,000	205,493
Suncor Energy Ventures
4.500%, 04/01/22 (B)	30,000	30,955
Tennessee Gas Pipeline
8.375%, 06/15/32	135,000	191,360
Transocean Sentry
5.375%, 05/15/23 (B)	135,000	135,337
		2,861,686
FINANCIALS — 9.3%
American Express
3.700%, 08/03/23	75,000	79,700
Apollo Management Holdings
5.000%, 03/15/48 (B)	100,000	122,122
4.950%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.266%, 01/14/50 (B)	80,000	82,119
4.400%, 05/27/26 (B)	60,000	66,031
4.000%, 05/30/24 (B)	15,000	16,118
Athene Global Funding
3.000%, 07/01/22 (B)	90,000	92,186
2.950%, 11/12/26 (B)	95,000	97,794
Athene Holding
4.125%, 01/12/28	90,000	95,637
Bank of America
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/26	110,000	116,866
Bank of America MTN
4.000%, 01/22/25	70,000	75,873
2.884%, VAR ICE LIBOR USD 3 Month+1.190%, 10/22/30	20,000	20,749
Barclays MTN
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/24	175,000	186,310
BGC Partners
3.750%, 10/01/24	120,000	122,611
Canadian Imperial Bank of Commerce
3.500%, 09/13/23	165,000	175,091
Cantor Fitzgerald
4.875%, 05/01/24 (B)	65,000	70,250

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Citadel
4.875%, 01/15/27 (B)	$80,000	$86,631
Citigroup
8.125%, 07/15/39	100,000	172,123
4.650%, 07/23/48	45,000	58,617
Citigroup Capital III
7.625%, 12/01/36	15,000	21,813
Discover Bank
4.650%, 09/13/28	110,000	126,615
Equitable Holdings
3.900%, 04/20/23	75,000	79,459
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/54 (B)	55,000	65,031
Fifth Third Bank
2.875%, 10/01/21	130,000	132,450
First Union Capital II
7.950%, 11/15/29	60,000	83,618
Goldman Sachs Group
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/39	25,000	29,643
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/25	110,000	115,578
3.080%, VAR ICE LIBOR USD 3 Month+1.170%, 05/15/26	15,000	15,264
HSBC Bank
7.650%, 05/01/25	75,000	91,856
ING Bank
5.800%, 09/25/23 (B)	235,000	263,225
JPMorgan Chase
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/29	35,000	40,677
3.875%, 09/10/24	45,000	48,637
2.739%, VAR United States Secured Overnight Financing Rate+1.510%, 10/15/30	20,000	20,531
2.310%, VAR ICE LIBOR USD 3 Month+0.550%, 02/01/27	115,000	109,250
KKR Group Finance III
5.125%, 06/01/44 (B)	40,000	49,464
Mercury General
4.400%, 03/15/27	75,000	81,071

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Morgan Stanley MTN
4.100%, 05/22/23	$25,000	$26,636
3.875%, 04/29/24	145,000	156,186
3.750%, 02/25/23	15,000	15,838
Mutual of Omaha Insurance
4.297%, VAR ICE LIBOR USD 3 Month+2.640%, 07/15/54 (B)	73,000	74,149
Nomura Holdings
3.103%, 01/16/30	70,000	71,588
Royal Bank of Scotland Group
3.875%, 09/12/23	200,000	211,617
Santander Holdings USA
4.450%, 12/03/21	125,000	130,436
Societe Generale MTN
2.625%, 01/22/25 (B)	120,000	121,333
Synchrony Financial
2.850%, 07/25/22	50,000	50,971
Truist Bank
4.050%, 11/03/25	80,000	89,372
Truist Financial MTN
3.875%, 03/19/29	60,000	67,126
Validus Holdings
8.875%, 01/26/40	115,000	193,205
Wells Fargo
3.069%, 01/24/23	85,000	86,898
Wells Fargo MTN
4.750%, 12/07/46	20,000	24,764
4.150%, 01/24/29	80,000	90,939
3.196%, VAR ICE LIBOR USD 3 Month+1.170%, 06/17/27	65,000	68,404
		4,590,472

HEALTH CARE — 2.3%
AbbVie
3.600%, 05/14/25	65,000	69,471
AstraZeneca
2.375%, 06/12/22	110,000	111,794
Bayer US Finance
3.375%, 10/08/24 (B)	30,000	31,627
Bayer US Finance II
4.700%, 07/15/64 (B)	70,000	74,811

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — continued
Bristol-Myers Squibb
3.900%, 02/20/28 (B)	$65,000	$72,923
2.900%, 07/26/24 (B)	65,000	67,859
Cigna
3.200%, 09/17/20	65,000	65,550
CommonSpirit Health
4.350%, 11/01/42	45,000	49,090
4.187%, 10/01/49	55,000	59,086
CVS Health
3.250%, 08/15/29	95,000	98,556
2.625%, 08/15/24	115,000	117,811
Mylan
3.950%, 06/15/26	70,000	74,714
Takeda Pharmaceutical
4.400%, 11/26/23	210,000	228,117
		1,121,409

INDUSTRIALS — 2.2%
AerCap Ireland Capital DAC
5.000%, 10/01/21	190,000	199,369
American Airlines Pass-Through Trust, Ser 2019-1, Cl A
3.500%, 02/15/32	65,000	68,928
Equifax
3.950%, 06/15/23	130,000	138,632
GE Capital International Funding Unlimited Co
4.418%, 11/15/35	90,000	101,372
2.342%, 11/15/20	200,000	200,675
General Electric MTN
5.875%, 01/14/38	40,000	51,309
Global Aircraft Leasing
6.500% cash/0% PIK, 09/15/24 (B)	45,000	46,037
Mexico City Airport Trust
5.500%, 07/31/47 (B)	190,000	208,335
United Airlines Pass-Through Trust, Ser 2018-1
4.600%, 03/01/26	18,377	19,282
United Technologies
3.950%, 08/16/25	65,000	71,730
		1,105,669

INFORMATION TECHNOLOGY — 1.2%
Avnet
4.875%, 12/01/22	90,000	95,746

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Broadcom
3.875%, 01/15/27	$85,000	$89,697
3.125%, 04/15/21 (B)	125,000	126,799
Dell International
8.350%, 07/15/46 (B)	85,000	118,707
Marvell Technology Group
4.200%, 06/22/23	80,000	85,193
QUALCOMM
2.600%, 01/30/23	100,000	102,462
		618,604

MATERIALS — 1.8%
Blue Cube Spinco
10.000%, 10/15/25	185,000	202,007
Braskem Finance
6.450%, 02/03/24	60,000	66,885
Braskem Netherlands Finance BV
4.500%, 01/31/30 (B)	200,000	201,040
Industrias Penoles
4.150%, 09/12/29 (B)	200,000	208,202
Nacional del Cobre de Chile
4.250%, 07/17/42 (B)	200,000	216,937
		895,071

REAL ESTATE — 0.9%
CubeSmart
4.375%, 02/15/29	40,000	45,314
Newmark Group
6.125%, 11/15/23	110,000	120,637
Sabra Health Care
3.900%, 10/15/29	85,000	87,550
Simon Property Group
2.450%, 09/13/29	120,000	120,553
UDR
3.000%, 08/15/31	60,000	62,404
		436,458

UTILITIES — 1.7%
CenterPoint Energy
3.600%, 11/01/21	70,000	72,033
Dominion Energy
3.071%, 08/15/24	110,000	114,175

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
Evergy
5.292%, 06/15/22	$115,000	$122,629
Exelon
2.850%, 06/15/20	105,000	105,286
Public Service of Colorado
2.250%, 09/15/22	110,000	111,449
Vistra Operations
4.300%, 07/15/29 (B)	195,000	200,646
3.550%, 07/15/24 (B)	110,000	113,150
		839,368
TOTAL CORPORATE OBLIGATIONS
(Cost $16,005,142)		17,151,036

U.S. TREASURY OBLIGATIONS — 21.0%

U.S. Treasury Bonds
2.375%, 11/15/49	1,445,000	1,562,519
2.250%, 08/15/49	2,005,000	2,110,732
U.S. Treasury Notes
1.750%, 12/31/24 to 11/15/29	4,652,600	4,748,828
1.500%, 09/30/24 to 01/31/27	1,162,800	1,168,815
1.375%, 01/31/25	800,000	801,844
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,140,336)		10,392,738

ASSET-BACKED SECURITIES — 8.9%

AccessLex Institute, Ser 2003-A, Cl A3
2.750%, VAR H15T3M+1.200%, 07/01/38	2,487	2,484
AccessLex Institute, Ser 2006-1, Cl B
2.360%, VAR ICE LIBOR USD 3 Month+0.450%, 08/25/37	25,664	24,674
AccessLex Institute, Ser 2007-A, Cl A3
2.210%, VAR ICE LIBOR USD 3 Month+0.300%, 05/25/36	176,502	173,412
AmeriCredit Automobile Receivables Trust, Ser 2016-3, Cl C
2.240%, 04/08/22	45,000	45,058
Ascentium Equipment Receivables Trust, Ser 2018-1A, Cl A3
3.210%, 09/11/23 (B)	30,000	30,288

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2020 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Ascentium Equipment Receivables, Ser 2019-2A, Cl A3
2.190%, 11/10/26 (B)	$120,000	$120,722
Carlyle Global Market Strategies CLO, Ser 2018-2A, Cl A1R
2.574%, VAR ICE LIBOR USD 3 Month+0.780%, 04/27/27 (B)	201,067	200,998
Chesapeake Funding II, Ser 2019-1A, Cl A1
2.940%, 04/15/31 (B)	166,613	169,601
College Ave Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/48 (B)	211,445	214,223
Commonbond Student Loan Trust, Ser 2018-BGS, Cl A1
3.560%, 09/25/45 (B)	246,867	254,698
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/40 (B)	29,125	29,525
Drive Auto Receivables Trust, Ser 2019-3, Cl A3
2.490%, 06/15/23	130,000	130,765
Foursight Capital Automobile Receivables Trust, Ser 2018-1, Cl A3
3.240%, 09/15/22 (B)	293,867	295,296
Hertz Fleet Lease Funding, Ser 2019-1, Cl E
4.620%, 01/10/33 (B)	105,000	106,400
Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/26 (B)	100,518	100,390
LCM XIII, Ser 2019-13A, Cl ARR
2.959%, VAR ICE LIBOR USD 3 Month+1.140%, 07/19/27 (B)	250,000	250,022
Mill City Mortgage Trust, Ser 2015-2, Cl A2
3.000%, 09/25/57 (A) (B)	161,976	163,668
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/68 (B)	100,000	101,987
NovaStar Mortgage Funding Trust, Ser 2003-3, Cl A1
2.371%, VAR ICE LIBOR USD 1 Month+0.710%, 12/25/33	15,439	15,406
Ocean Trails CLO IV, Ser 2017-4A, Cl AR
2.805%, VAR ICE LIBOR USD 3 Month+0.900%, 08/13/25 (B)	103,271	103,286
Orange Lake Timeshare Trust, Ser 2018-A, Cl A
3.100%, 11/08/30 (B)	233,562	237,800
Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/38 (B)	153,139	156,197
RMF Buyout Issuance Trust, Ser 2018-1, Cl A
3.436%, 11/25/28 (A) (B)	71,117	71,141

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2020 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/28	$102,312	$109,012
SLM Private Credit Student Loan Trust, Ser 2004-B, Cl A3
2.224%, VAR ICE LIBOR USD 3 Month+0.330%, 03/15/24	14,804	14,759
Sofi Consumer Loan Program Trust, Ser 2017-3, Cl A
2.770%, 05/25/26 (B)	35,612	35,815
Sofi Consumer Loan Program Trust, Ser 2017-6, Cl A2
2.820%, 11/25/26 (B)	67,564	67,888
Sofi Consumer Loan Program Trust, Ser 2018-2, Cl A2
3.350%, 04/26/27 (B)	143,366	144,291
SoFi Consumer Loan Program Trust, Ser 2019-3, Cl A
2.900%, 05/25/28 (B)	148,050	149,335
SoFi Consumer Loan Program Trust, Ser 2019-4, Cl A
2.450%, 08/25/28 (B)	183,055	183,922
SoFi Professional Loan Program, Ser 2016-D, Cl A2B
2.340%, 04/25/33 (B)	195,797	196,957
South Carolina Student Loan, Ser 2015-A, Cl A
3.161%, VAR ICE LIBOR USD 1 Month+1.500%, 01/25/36	150,803	151,454
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/58 (A) (B)	74,515	76,374
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/59 (A) (B)	187,514	192,667
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/58 (A) (B)	95,422	96,400
TOTAL ASSET-BACKED SECURITIES
(Cost $4,366,540)		4,416,915

MUNICIPAL BONDS — 0.7%

AccessLex Institute, RB, Ser 2003-A
2.790%, 07/01/38(D)	4,867	4,855
Georgia State, Municipal Electric Authority, RB, Ser 2010-A
7.055%, 04/01/57	210,000	301,548
6.637%, 04/01/57	30,000	42,969
TOTAL MUNICIPAL BONDS
(Cost $330,630)		349,372

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2020 (Unaudited)

LOAN PARTICIPATIONS — 0.3%
	Face Amount	Value
Hard Rock Northern Indiana, Delayed Term Loan
0.000%, 11/06/25 (E)	$7,770	$8,081
Hard Rock Northern Indiana, Term Loan, 1st Lien
0.000%, 11/06/25 (E)	107,230	111,519
SS&C Technologies Holdings, Term Loan B3, 1st Lien
3.395%, 04/16/25 (A)	24,684	24,679
Sungard AS, Term Loan
0.000%, 02/03/22 (E)	4,245	3,778
Sungard AS, Term Loan, 3rd Lien
0.000%, 11/03/22 (E)	13,418	7,313
TOTAL LOAN PARTICIPATIONS
(Cost $153,033)		155,370

COMMON STOCK — 0.0%
	Shares
INFORMATION TECHNOLOGY — 0.0%
Sungard AS *	190	760

TOTAL COMMON STOCK
(Cost $4,750)		760

TOTAL INVESTMENTS — 100.5%
(Cost $47,943,805)		$49,825,495

Percentages are based on Net Assets of $49,590,284.
*	Non-income producing security.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of these securities at January 31, 2020 was $11,166,994 and represents 22.5% of Net Assets.

(C)	Perpetual security with no stated maturity date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.
(E)	Unsettled bank loan, Interest rate not available.

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND JANUARY 31, 2020 (Unaudited)

Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF — Freddie Mac Multi-Family
FRESB — Freddie Mac Multi-Family Small Balance Loan Securitization
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
IO — Interest Only - face amount represents notional amount
LIBOR — London Interbank Offered Rates
MTN — Medium Term Note
PIK — Payment in-kind
RB — Revenue Bond
Ser — Series
TBA — To Be Announced
USD — U.S. Dollar
VAR — Variable Rate

As of January 31, 2020, all of the Fund's investments were considered level 2 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2020 there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

LCP-QH-001-1100

Item 2.   Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3.  Exhibits.
(a)  Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The Advisors’ Inner Circle Fund III

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2020

By (Signature and Title)
/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 30, 2020